[CLIFFORD CHANCE LETTERHEAD]

March 5, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Morgan Stanley Series Funds (the “Fund”)
Securities Act File No. 333-143505
Investment Company Act File No. 811-22075
Post-Effective Amendment No. 2

Dear Sir or Madam:

On behalf of the Morgan Stanley Series Funds, a Massachusetts business trust (the “Fund”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 3 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), together with exhibits thereto.

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purpose of responding to certain comments made by the staff of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 1 to the Fund’s Registration Statement, filed pursuant to Rule 485(a) under the 1933 Act on December 21, 2007 and making other minor stylistic revisions.  No fees are required in connection with this filing.

We hereby represent, pursuant to paragraph (b) (4) of Rule 485, that this Amendment does not contain disclosures that would render it ineligible to become effective on March 5, 2008, pursuant to paragraph (b) of Rule 485 under the 1933 Act.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss